September 26, 2005	Writer’s Direct Contact 858/720-5198 SRowles@mofo.com
Via Edgarlink and Facsimile
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 0306
100 F Street, N.E.
Washington, DC 20549

Attention:	Mr. Russell Mancuso, Branch Chief Ms. Kaitlan Tillan, Assistant Chief Accountant Mr. Tom Jones Mr. Eric Atallah

Re:	Endocare, Inc. Registration Statement on Form S-2 File No. 333-123866
Ladies and Gentlemen:
Enclosed for filing on behalf of our client, Endocare, Inc. (the “Company”), is Pre-Effective Amendment No. 4 (the “Amendment”), amending the Company’s Registration Statement on Form S-2, originally filed with the Securities and Exchange Commission on April 5, 2005 and amended on June 7, 2005, July 11, 2005 and September 16, 2005 (the “Registration Statement”). Under separate cover, courtesy copies of the Amendment, marked to show changes, are also being sent.
The Amendment is being filed to address the comments received from the staff of the Securities and Exchange Commission (the “Staff”) by letter dated September 23, 2005 (the “Staff Letter”). The numbering of the paragraphs below corresponds to the numbering of the Staff Letter. The comments in the Staff Letter have been incorporated into this response letter for your convenience.
1.	Please expand this section to incorporate by reference the reports filed pursuant to Section 13(a) or 15(d) of the Exchange Act since the end of the fiscal year covered by the annual report. For example, we note that you do not incorporate by

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reference any Form 8-Ks filed before March 16, 2005 or the form 8-K filed September 16, 2005.
Response to Comment #1
The Company has revised the disclosure in accordance with the Staff’s comment.
2.	Please have your Independent Registered Public Accounting Firm revise their Exhibit 23.1 consent so that it is signed, as required by Item 601 of Regulation S-K.
Response to Comment #2
The Amendment attaches a signed consent as Exhibit 23.1.
* * * * * *
The Company respectfully requests the Staff’s assistance in completing the review of the Amendment as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review.
Please direct any further comments or questions regarding this response letter to me at (858) 720-5198 or my colleague Clint Davis at (858) 720-5176. Our facsimile number is (858) 720-5125.
Very truly yours,
/s/ Steven G. Rowles
Steven G. Rowles

cc:	Michael R. Rodriguez, Endocare, Inc. Kevin Keating, Endocare, Inc.